Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 249	$ 10,184	$ 347	$ 10,617
Cost of revenues	536	615	1,081	940
Gross profit (loss)	(287)	9,569	(734)	9,677
Operating expenses:
Research and development	2,697	2,574	5,103	4,676
General, administrative and marketing	1,422	1,318	2,898	2,843
Total operating income (loss)	(4,406)	5,677	(8,735)	2,158
Financial income (expenses), net	196	85	330	(111)
Net income (loss) for the period	$ (4,210)	$ 5,762	$ (8,405)	$ 2,047
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.37)	$ 0.51	$ (0.73)	$ 0.18
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.37)	$ 0.49	$ (0.73)	$ 0.17
Weighted average ordinary shares outstanding used in computation of basic net income (loss) per share (in Shares)	11,454,512	11,369,031	11,453,845	11,329,516
Weighted average ordinary shares outstanding used in computation of diluted net income (loss) per share (in Shares)	11,454,512	11,777,139	11,453,845	11,738,884